Eaton Vance
New York Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$ 996,528
Total Corporate Bonds (identified cost $1,350,000)		$ 996,528

Tax-Exempt Municipal Obligations — 164.1%
Security	Principal Amount (000's omitted)	Value
Education — 9.6%
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	$200	$ 185,940
Hempstead Local Development Corp., NY, (Hofstra University), 3.00%, 7/1/51	3,000	2,146,530
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/50(1)	705	711,599
5.00%, 6/1/59(1)	1,150	1,154,059
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50(2)	7,000	6,610,940
New York City Cultural Resources Trust, NY, (The Juilliard School), 5.00%, 1/1/38	600	667,260
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(2)	2,000	2,203,740
New York Dormitory Authority, (New York University):
4.00%, 7/1/38	1,225	1,223,469
5.00%, 7/1/39(2)	2,000	2,194,960
New York Dormitory Authority, (The New School), 5.00%, 7/1/42	650	693,804
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	375	407,190
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	387,799
5.00%, 10/15/49	80	75,670
5.00%, 10/15/54	120	112,000
		$ 18,774,960
Electric Utilities — 10.1%
Long Island Power Authority, NY, Electric System Revenue:
4.00%, 9/1/41	$2,300	$ 2,270,997
5.00%, 9/1/37	1,500	1,650,015
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
New York Power Authority, 4.00%, 11/15/50(2)	$11,500	$ 11,092,440
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	3,016,966
5.00%, 12/15/36(2)	1,675	1,778,800
		$ 19,809,218
Escrowed/Prerefunded — 12.3%
Geneva Development Corp., NY, (Hobart and William Smith Colleges):
Prerefunded to 9/1/22, 5.00%, 9/1/32	$1,935	$ 1,946,204
Prerefunded to 9/1/23, 5.00%, 9/1/30	200	207,414
Prerefunded to 9/1/23, 5.00%, 9/1/32	200	207,414
Prerefunded to 9/1/23, 5.00%, 9/1/33	105	108,892
Prerefunded to 9/1/23, 5.00%, 9/1/34	200	207,414
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	7,620	7,805,166
Onondaga County Cultural Resources Trust, NY, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	3,820	3,990,372
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/30(2)	8,900	9,493,719
		$ 23,966,595
General Obligations — 13.4%
East Meadow Union Free School District, NY, 2.00%, 6/15/35	$985	$ 787,527
New York City, NY:
4.00%, 8/1/34	1,170	1,181,770
4.00%, 12/1/41	530	523,269
5.00%, 8/1/34(2)	10,000	10,343,900
5.00%, 8/1/47(2)	10,000	10,882,400
Washingtonville Central School District, NY:
0.05%, 6/15/35	950	568,261
0.05%, 6/15/36	950	543,067
0.05%, 6/15/37	950	520,325
0.05%, 6/15/38	950	497,886
0.05%, 6/15/39	695	348,661
		$ 26,197,066
Hospital — 11.2%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
3.375%, 10/1/40	$1,500	$ 1,210,905
4.00%, 10/1/45	500	454,615
Genesee County Funding Corp., NY, (Rochester Regional Health), 5.25%, 12/1/52	1,000	1,034,040

Eaton Vance
New York Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	$2,200	$ 1,868,570
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/40	635	514,972
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	1,537,380
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,589,610
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	3,820,740
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	4,500	4,669,740
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,500	1,418,955
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(1)	3,800	3,832,642
		$ 21,952,169
Housing — 6.3%
New York City Housing Development Corp., NY:
2.75%, 5/1/51	$3,000	$ 2,181,330
3.40%, 11/1/39	1,000	909,290
3.55%, 11/1/44	1,115	997,390
3.70%, 11/1/38	850	808,758
3.80%, 11/1/43	1,675	1,567,264
4.05%, 11/1/41	2,030	1,991,125
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	885,553
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	484,525
(FNMA), 3.95%, 11/1/37	1,000	980,060
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,507,020
		$ 12,312,315
Industrial Development Revenue — 3.0%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$645	$ 654,778
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	895	1,005,658
5.50%, 10/1/37	1,440	1,665,533
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.375%, 10/1/45	2,665	2,447,536
		$ 5,773,505
Security	Principal Amount (000's omitted)	Value
Insured - Education — 4.9%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$ 79,121
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	1,345	1,593,543
New York Dormitory Authority, (School Districts Financing Program), (BAM), 5.00%, 10/1/42(2)	7,250	7,903,877
		$ 9,576,541
Insured - Electric Utilities — 1.9%
New York Power Authority, Green Transmission Revenue, (AGM), 4.00%, 11/15/47(2)	$3,750	$ 3,674,475
		$ 3,674,475
Insured - Escrowed / Prerefunded — 0.9%
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), Escrowed to Maturity, 5.25%, 7/1/23	$1,750	$ 1,809,937
		$ 1,809,937
Insured - General Obligations — 7.9%
East Northport Fire District, NY:
(AGC), 4.50%, 11/1/22	$200	$ 200,444
(AGC), 4.50%, 11/1/23	200	200,392
Nassau County, NY:
(AGM), 4.00%, 4/1/47	2,600	2,528,682
(AGM), 5.00%, 7/1/42	1,000	1,079,390
(AGM), 5.00%, 4/1/43(2)	10,000	10,798,300
Yonkers, NY, (AGM), 2.00%, 2/15/41	1,000	715,080
		$ 15,522,288
Insured - Housing — 1.0%
Amherst Development Corp., NY, (Flint Village/Creekside Village), (BAM), 4.00%, 10/1/42	$2,000	$ 1,956,900
		$ 1,956,900
Insured - Lease Revenue/Certificates of Participation — 2.3%
Ulster County Resource Recovery Agency, NY, Solid Waste System:
(AMBAC), 0.00%, 3/1/23	$1,090	$ 1,076,168
(AMBAC), 0.00%, 3/1/25	3,635	3,394,508
		$ 4,470,676
Insured - Other Revenue — 2.2%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$4,785	$ 3,695,934

Eaton Vance
New York Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue (continued)
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/40	$785	$ 656,142
		$ 4,352,076
Insured - Transportation — 5.5%
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/46	$1,440	$ 1,336,061
Green Bonds, (AGM), 4.00%, 11/15/48(2)	7,120	6,578,595
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,340	1,891,750
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,000	1,009,920
		$ 10,816,326
Lease Revenue/Certificates of Participation — 4.4%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42(2)	$8,000	$ 8,552,960
		$ 8,552,960
Other Revenue — 8.4%
Build NYC Resource Corp., NY, (Children's Aid Society), 4.00%, 7/1/49	$1,400	$ 1,324,232
New York City Transitional Finance Authority, NY, (Building Aid):
5.00%, 7/15/32(2)	10,000	10,648,200
5.00%, 7/15/37(2)	2,200	2,385,812
New York Liberty Development Corp., (7 World Trade Center), Green Bonds, 3.00%, 9/15/43	1,000	825,140
New York Thruway Authority, Personal Income Tax Revenue, 3.00%, 3/15/49	1,500	1,188,210
		$ 16,371,594
Senior Living/Life Care — 2.9%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$600	$ 567,702
5.00%, 11/1/24	190	197,009
5.25%, 11/1/25	325	343,538
5.25%, 11/1/26	200	213,596
5.25%, 11/1/28	50	53,355
5.25%, 11/1/29	180	191,558
5.25%, 11/1/36	970	1,023,534
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	21,886
Westchester County Local Development Corp., NY, (Kendal on Hudson):
5.00%, 1/1/28	1,090	1,100,638
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Westchester County Local Development Corp., NY, (Kendal on Hudson): (continued)
5.00%, 1/1/34	$630	$ 636,149
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,267,380
		$ 5,616,345
Special Tax Revenue — 29.0%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 5.00%, 11/15/31(2)	$10,000	$ 10,109,200
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	1,000	818,550
4.00%, 8/1/41	3,750	3,717,637
4.00%, 5/1/42	5,430	5,357,890
4.00%, 8/1/42	2,100	2,071,923
New York Dormitory Authority, Personal Income Tax Revenue:
5.00%, 6/15/31(2)	9,250	9,370,435
5.00%, 3/15/46(2)	10,000	11,011,600
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	2,000	2,144,820
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(2)	10,000	10,831,300
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,340,239
		$ 56,773,594
Transportation — 17.6%
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$1,205	$ 1,220,701
Nassau County Bridge Authority, NY:
5.00%, 10/1/35	1,915	1,920,305
5.00%, 10/1/40	365	366,011
New York Thruway Authority:
4.00%, 1/1/36	2,500	2,492,000
4.00%, 1/1/45	2,625	2,490,862
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	801,575
(AMT), 5.25%, 1/1/50	3,240	3,321,940
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/41	625	586,725
4.00%, 12/1/42	3,200	2,976,320
(AMT), 4.00%, 12/1/40	100	92,377

Eaton Vance
New York Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey:
5.00%, 12/1/34(2)	$820	$ 852,144
5.00%, 10/15/35(2)	8,000	8,508,240
5.00%, 10/15/36(2)	1,200	1,295,868
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	7,000	7,535,570
		$ 34,460,638
Water and Sewer — 9.3%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$3,125	$ 3,037,750
5.00%, 6/15/46(2)	2,000	2,138,960
(SPA: State Street Bank and Trust Company), 1.97%, 6/15/45(3)	1,000	1,000,000
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/51(2)	8,750	9,830,975
Suffolk County Water Authority, NY, 5.00%, 6/1/36(2)	2,000	2,236,600
		$ 18,244,285
Total Tax-Exempt Municipal Obligations (identified cost $330,393,373)		$ 320,984,463

Taxable Municipal Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$240	$ 230,410
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	1,613,500
Total Taxable Municipal Obligations (identified cost $2,240,000)		$ 1,843,910
Total Investments — 165.5% (identified cost $333,983,373)		$ 323,824,901
Other Assets, Less Liabilities — (65.5)%		$(128,176,992)
Net Assets — 100.0%		$ 195,647,909

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $6,353,078 or 3.2% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 16.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 10.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement

Eaton Vance
New York Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 996,528	$ —	$ 996,528
Tax-Exempt Municipal Obligations	—	320,984,463	—	320,984,463
Taxable Municipal Obligations	—	1,843,910	—	1,843,910
Total Investments	$ —	$323,824,901	$ —	$323,824,901
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.